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C000098007
Account Value [Line Items]
Line Graph and Table Measure Name													Class A
Accumulated Value	$ 9,425	$ 9,530	$ 9,329	$ 8,658	$ 8,375	$ 8,993	$ 8,729	$ 9,146	$ 8,923	$ 9,506	$ 9,729	$ 9,970		$ 9,906	$ 9,847	$ 9,927	$ 10,439	$ 10,854	$ 11,149	$ 11,450	$ 12,022	$ 11,769	$ 12,305	$ 12,594	$ 12,642	$ 13,515	$ 13,605	$ 13,480	$ 14,693	$ 14,675	$ 14,234	$ 14,341	$ 15,272	$ 15,216	$ 15,442	$ 16,524	$ 16,392	$ 14,782	$ 14,549	$ 13,344	$ 14,451	$ 15,186	$ 15,858	$ 16,871	$ 15,601	$ 16,686	$ 17,264	$ 17,000	$ 16,979	$ 17,585	$ 18,392	$ 18,979	$ 19,697	$ 18,504	$ 16,842	$ 19,455	$ 20,969	$ 22,264	$ 23,855	$ 26,063	$ 24,604	$ 23,831	$ 26,445	$ 27,732	$ 27,606	$ 28,437	$ 28,437	$ 30,301	$ 29,965	$ 32,047	$ 32,677	$ 33,877	$ 31,913	$ 34,045	$ 33,877	$ 34,073	$ 30,930	$ 28,971	$ 29,782	$ 25,678	$ 25,193	$ 22,955	$ 25,585	$ 24,232	$ 21,490	$ 22,003	$ 23,160	$ 21,563	$ 23,785	$ 23,775	$ 25,998	$ 25,928	$ 28,566	$ 30,047	$ 31,697	$ 31,460	$ 29,771	$ 28,911	$ 32,319	$ 33,977	$ 35,890	$ 39,284	$ 40,312	$ 38,278	$ 40,534	$ 43,497	$ 42,480	$ 43,574	$ 44,713	$ 44,801	$ 47,079	$ 47,754	$ 48,958	$ 46,672	$ 41,967	$ 42,843	$ 47,244	$ 51,061	$ 53,116	$ 53,541	$ 56,933	$ 60,191
C000098009
Account Value [Line Items]
Line Graph and Table Measure Name													Class C
Accumulated Value	10,000	10,104	9,886	9,160	8,857	9,506	9,220	9,653	9,411	10,016	10,241	10,483		10,414	10,345	10,419	10,946	11,375	11,678	11,982	12,571	12,294	12,848	13,143	13,178	14,080	14,169	14,016	15,280	15,242	14,776	14,881	15,831	15,765	15,983	17,085	16,943	15,270	15,014	13,763	14,891	15,639	16,318	17,353	16,042	17,135	17,722	17,434	17,399	18,009	18,826	19,403	20,120	18,898	17,185	19,841	21,368	22,669	24,276	26,507	25,007	24,197	26,839	28,112	27,976	28,805	28,775	30,644	30,282	32,363	32,965	34,156	32,151	34,262	34,081	34,247	31,074	29,075	29,863	25,736	25,222	22,966	25,589	24,213	21,462	21,957	23,095	21,475	23,680	23,659	25,844	25,762	28,358	29,822	31,429	31,161	29,471	28,606	31,944	33,568	35,430	38,755	39,739	37,691	39,899	42,771	41,761	42,798	43,888	43,942	46,149	46,759	47,888	45,630	41,012	41,833	46,109	49,769	51,753	52,129	55,379	58,491
C000098010
Account Value [Line Items]
Line Graph and Table Measure Name													Class S
Accumulated Value	10,000	10,111	9,899	9,187	8,890	9,546	9,268	9,713	9,472	10,091	10,338	10,592		10,524	10,462	10,552	11,097	11,539	11,856	12,172	12,779	12,514	13,083	13,399	13,444	14,380	14,481	14,343	15,640	15,620	15,157	15,276	16,262	16,209	16,454	17,605	17,466	15,753	15,508	14,228	15,404	16,192	16,911	17,998	16,641	17,803	18,425	18,140	18,125	18,770	19,640	20,264	21,033	19,765	17,991	20,787	22,407	23,797	25,498	27,861	26,307	25,481	28,286	29,659	29,528	30,424	30,433	32,436	32,076	34,317	34,985	36,277	34,176	36,470	36,303	36,507	33,158	31,054	31,931	27,539	27,013	24,617	27,451	26,000	23,059	23,614	24,861	23,145	25,533	25,523	27,922	27,850	30,692	32,288	34,058	33,811	31,999	31,083	34,748	36,538	38,605	42,268	43,370	41,189	43,623	46,827	45,736	46,930	48,159	48,262	50,731	51,455	52,763	50,298	45,240	46,196	50,952	55,078	57,305	57,758	61,444	64,967
C000098006
Account Value [Line Items]
Line Graph and Table Measure Name													Institutional Class
Accumulated Value	1,000,000	1,011,440	990,524	918,822	889,332	954,673	927,496	972,020	948,312	1,010,184	1,034,470	1,059,912		1,053,552	1,047,769	1,056,827	1,111,145	1,156,015	1,187,307	1,219,189	1,280,591	1,253,432	1,310,702	1,341,993	1,347,307	1,440,591	1,451,219	1,437,039	1,567,623	1,565,159	1,518,962	1,530,665	1,629,835	1,624,292	1,648,930	1,764,731	1,751,180	1,579,326	1,554,688	1,426,274	1,544,496	1,623,311	1,695,212	1,804,447	1,669,632	1,785,089	1,847,311	1,819,657	1,817,583	1,882,570	1,969,682	2,032,058	2,109,926	1,982,642	1,804,444	2,085,218	2,247,693	2,386,957	2,557,668	2,795,764	2,639,280	2,556,919	2,837,693	2,976,181	2,963,391	3,052,924	3,053,724	3,254,374	3,219,200	3,443,033	3,510,983	3,640,486	3,429,444	3,658,873	3,642,085	3,663,989	3,326,355	3,115,881	3,203,579	2,763,339	2,710,720	2,471,307	2,754,569	2,608,992	2,314,329	2,369,578	2,494,985	2,322,903	2,562,568	2,561,646	2,802,232	2,795,780	3,080,612	3,241,003	3,418,908	3,394,942	3,212,428	3,120,249	3,488,042	3,667,690	3,875,851	4,242,416	4,354,112	4,135,798	4,379,498	4,701,385	4,591,720	4,711,540	4,834,405	4,845,575	5,092,321	5,165,567	5,296,466	5,050,068	4,541,871	4,637,571	5,114,968	5,529,665	5,752,964	5,799,163	6,168,761	6,521,859
DWS Index: S&P 500® Index
Account Value [Line Items]
Accumulated Value	10,000	10,030	9,872	9,382	9,369	10,005	10,043	10,224	10,250	10,628	10,643	10,645		10,451	10,838	11,052	11,262	11,709	11,723	11,843	12,010	12,085	12,333	12,371	12,626	12,921	13,317	13,465	14,236	13,711	13,363	13,414	13,737	13,822	14,336	14,803	14,887	13,870	14,153	12,875	13,906	14,353	14,632	15,224	14,257	15,262	15,481	15,236	15,521	15,857	16,432	16,928	16,922	15,529	13,611	15,356	16,087	16,407	17,332	18,578	17,872	17,397	19,301	20,043	19,841	20,388	21,281	22,416	22,573	23,100	23,649	24,368	23,234	24,862	24,690	25,797	24,462	23,729	24,610	22,464	22,505	20,648	22,552	21,632	19,640	21,230	22,416	21,125	22,452	21,904	22,708	23,063	23,163	24,693	25,487	25,081	23,885	23,383	25,518	26,678	27,126	28,574	29,494	28,289	29,692	30,757	31,132	31,887	32,568	32,272	34,167	33,352	34,281	33,834	31,928	31,711	33,707	35,421	36,216	36,950	38,299	39,196
DWS Index: S&P 500® Index
Account Value [Line Items]
Accumulated Value	10,000	10,030	9,872	9,382	9,369	10,005	10,043	10,224	10,250	10,628	10,643	10,645		10,451	10,838	11,052	11,262	11,709	11,723	11,843	12,010	12,085	12,333	12,371	12,626	12,921	13,317	13,465	14,236	13,711	13,363	13,414	13,737	13,822	14,336	14,803	14,887	13,870	14,153	12,875	13,906	14,353	14,632	15,224	14,257	15,262	15,481	15,236	15,521	15,857	16,432	16,928	16,922	15,529	13,611	15,356	16,087	16,407	17,332	18,578	17,872	17,397	19,301	20,043	19,841	20,388	21,281	22,416	22,573	23,100	23,649	24,368	23,234	24,862	24,690	25,797	24,462	23,729	24,610	22,464	22,505	20,648	22,552	21,632	19,640	21,230	22,416	21,125	22,452	21,904	22,708	23,063	23,163	24,693	25,487	25,081	23,885	23,383	25,518	26,678	27,126	28,574	29,494	28,289	29,692	30,757	31,132	31,887	32,568	32,272	34,167	33,352	34,281	33,834	31,928	31,711	33,707	35,421	36,216	36,950	38,299	39,196
DWS Index: S&P 500® Index
Account Value [Line Items]
Accumulated Value	10,000	10,030	9,872	9,382	9,369	10,005	10,043	10,224	10,250	10,628	10,643	10,645		10,451	10,838	11,052	11,262	11,709	11,723	11,843	12,010	12,085	12,333	12,371	12,626	12,921	13,317	13,465	14,236	13,711	13,363	13,414	13,737	13,822	14,336	14,803	14,887	13,870	14,153	12,875	13,906	14,353	14,632	15,224	14,257	15,262	15,481	15,236	15,521	15,857	16,432	16,928	16,922	15,529	13,611	15,356	16,087	16,407	17,332	18,578	17,872	17,397	19,301	20,043	19,841	20,388	21,281	22,416	22,573	23,100	23,649	24,368	23,234	24,862	24,690	25,797	24,462	23,729	24,610	22,464	22,505	20,648	22,552	21,632	19,640	21,230	22,416	21,125	22,452	21,904	22,708	23,063	23,163	24,693	25,487	25,081	23,885	23,383	25,518	26,678	27,126	28,574	29,494	28,289	29,692	30,757	31,132	31,887	32,568	32,272	34,167	33,352	34,281	33,834	31,928	31,711	33,707	35,421	36,216	36,950	38,299	39,196
DWS Index: S&P 500® Index
Account Value [Line Items]
Accumulated Value	1,000,000	1,002,974	987,155	938,168	936,902	1,000,460	1,004,339	1,022,375	1,025,024	1,062,815	1,064,307	1,064,508		1,045,090	1,083,795	1,105,217	1,126,179	1,170,895	1,172,261	1,184,300	1,200,966	1,208,462	1,233,311	1,237,086	1,262,605	1,292,068	1,331,695	1,346,502	1,423,595	1,371,125	1,336,280	1,341,407	1,373,711	1,382,166	1,433,601	1,480,315	1,488,741	1,386,985	1,415,250	1,287,466	1,390,638	1,435,289	1,463,179	1,522,423	1,425,676	1,526,152	1,548,086	1,523,564	1,552,071	1,585,688	1,643,247	1,692,844	1,692,180	1,552,881	1,361,080	1,535,562	1,608,698	1,640,691	1,733,202	1,857,785	1,787,195	1,739,667	1,930,098	2,004,307	1,984,072	2,038,783	2,128,073	2,241,646	2,257,302	2,309,998	2,364,872	2,436,777	2,323,443	2,486,228	2,469,001	2,579,652	2,446,163	2,372,921	2,461,026	2,246,420	2,250,541	2,064,773	2,255,154	2,163,185	1,963,959	2,122,964	2,241,604	2,112,455	2,245,189	2,190,409	2,270,828	2,306,272	2,316,297	2,469,347	2,548,675	2,508,096	2,388,515	2,338,293	2,551,839	2,667,771	2,712,601	2,857,442	2,949,379	2,828,913	2,969,184	3,075,725	3,113,164	3,188,679	3,256,780	3,227,246	3,416,689	3,335,241	3,428,119	3,383,388	3,192,753	3,171,103	3,370,707	3,542,116	3,621,612	3,695,028	3,829,897	3,919,569
DWS Index: S&P North American Technology Sector Index
Account Value [Line Items]
Accumulated Value	10,000	10,129	9,945	9,299	9,212	9,991	9,674	10,199	9,969	10,710	10,941	11,248		11,177	11,180	11,293	11,848	12,373	12,662	12,996	13,579	13,269	13,845	14,143	14,293	15,375	15,562	15,560	17,054	17,129	16,601	16,738	17,839	17,888	18,193	19,534	19,479	17,483	17,427	16,008	17,596	18,431	19,208	20,466	18,752	20,166	20,884	20,369	20,433	21,081	22,073	22,841	23,676	22,081	19,932	23,161	24,959	26,356	28,109	30,930	29,208	28,431	31,785	33,155	32,902	34,013	34,286	36,495	36,093	38,499	39,458	40,929	38,428	40,903	41,389	41,908	38,196	36,231	37,274	32,117	31,623	28,479	32,118	30,276	26,679	27,773	29,498	27,089	30,343	29,991	32,901	32,804	36,118	38,079	40,065	39,546	37,254	36,341	41,060	43,648	45,496	49,154	50,331	47,780	50,930	55,051	53,662	54,368	56,075	55,756	58,986	59,395	61,083	58,154	52,608	53,545	59,333	64,905	67,405	68,081	73,433	78,384
DWS Index: S&P North American Technology Sector Index
Account Value [Line Items]
Accumulated Value	10,000	10,129	9,945	9,299	9,212	9,991	9,674	10,199	9,969	10,710	10,941	11,248		11,177	11,180	11,293	11,848	12,373	12,662	12,996	13,579	13,269	13,845	14,143	14,293	15,375	15,562	15,560	17,054	17,129	16,601	16,738	17,839	17,888	18,193	19,534	19,479	17,483	17,427	16,008	17,596	18,431	19,208	20,466	18,752	20,166	20,884	20,369	20,433	21,081	22,073	22,841	23,676	22,081	19,932	23,161	24,959	26,356	28,109	30,930	29,208	28,431	31,785	33,155	32,902	34,013	34,286	36,495	36,093	38,499	39,458	40,929	38,428	40,903	41,389	41,908	38,196	36,231	37,274	32,117	31,623	28,479	32,118	30,276	26,679	27,773	29,498	27,089	30,343	29,991	32,901	32,804	36,118	38,079	40,065	39,546	37,254	36,341	41,060	43,648	45,496	49,154	50,331	47,780	50,930	55,051	53,662	54,368	56,075	55,756	58,986	59,395	61,083	58,154	52,608	53,545	59,333	64,905	67,405	68,081	73,433	78,384
DWS Index: S&P North American Technology Sector Index
Account Value [Line Items]
Accumulated Value	10,000	10,129	9,945	9,299	9,212	9,991	9,674	10,199	9,969	10,710	10,941	11,248		11,177	11,180	11,293	11,848	12,373	12,662	12,996	13,579	13,269	13,845	14,143	14,293	15,375	15,562	15,560	17,054	17,129	16,601	16,738	17,839	17,888	18,193	19,534	19,479	17,483	17,427	16,008	17,596	18,431	19,208	20,466	18,752	20,166	20,884	20,369	20,433	21,081	22,073	22,841	23,676	22,081	19,932	23,161	24,959	26,356	28,109	30,930	29,208	28,431	31,785	33,155	32,902	34,013	34,286	36,495	36,093	38,499	39,458	40,929	38,428	40,903	41,389	41,908	38,196	36,231	37,274	32,117	31,623	28,479	32,118	30,276	26,679	27,773	29,498	27,089	30,343	29,991	32,901	32,804	36,118	38,079	40,065	39,546	37,254	36,341	41,060	43,648	45,496	49,154	50,331	47,780	50,930	55,051	53,662	54,368	56,075	55,756	58,986	59,395	61,083	58,154	52,608	53,545	59,333	64,905	67,405	68,081	73,433	78,384
DWS Index: S&P North American Technology Sector Index
Account Value [Line Items]
Accumulated Value	$ 1,000,000	$ 1,012,949	$ 994,524	$ 929,859	$ 921,173	$ 999,061	$ 967,409	$ 1,019,864	$ 996,866	$ 1,070,983	$ 1,094,114	$ 1,124,812		$ 1,117,749	$ 1,117,985	$ 1,129,343	$ 1,184,798	$ 1,237,286	$ 1,266,173	$ 1,299,646	$ 1,357,917	$ 1,326,947	$ 1,384,486	$ 1,414,331	$ 1,429,340	$ 1,537,462	$ 1,556,190	$ 1,556,028	$ 1,705,368	$ 1,712,943	$ 1,660,143	$ 1,673,802	$ 1,783,885	$ 1,788,842	$ 1,819,283	$ 1,953,408	$ 1,947,881	$ 1,748,289	$ 1,742,720	$ 1,600,828	$ 1,759,571	$ 1,843,138	$ 1,920,804	$ 2,046,550	$ 1,875,167	$ 2,016,579	$ 2,088,352	$ 2,036,938	$ 2,043,264	$ 2,108,095	$ 2,207,264	$ 2,284,117	$ 2,367,571	$ 2,208,116	$ 1,993,177	$ 2,316,148	$ 2,495,864	$ 2,635,599	$ 2,810,874	$ 3,092,955	$ 2,920,753	$ 2,843,057	$ 3,178,487	$ 3,315,465	$ 3,290,221	$ 3,401,300	$ 3,428,610	$ 3,649,542	$ 3,609,330	$ 3,849,882	$ 3,945,847	$ 4,092,918	$ 3,842,830	$ 4,090,290	$ 4,138,876	$ 4,190,773	$ 3,819,592	$ 3,623,091	$ 3,727,434	$ 3,211,741	$ 3,162,317	$ 2,847,851	$ 3,211,833	$ 3,027,591	$ 2,667,876	$ 2,777,316	$ 2,949,774	$ 2,708,932	$ 3,034,344	$ 2,999,124	$ 3,290,132	$ 3,280,380	$ 3,611,781	$ 3,807,851	$ 4,006,543	$ 3,954,559	$ 3,725,360	$ 3,634,063	$ 4,106,022	$ 4,364,837	$ 4,549,640	$ 4,915,414	$ 5,033,052	$ 4,778,041	$ 5,092,993	$ 5,505,056	$ 5,366,207	$ 5,436,765	$ 5,607,459	$ 5,575,553	$ 5,898,630	$ 5,939,514	$ 6,108,309	$ 5,815,354	$ 5,260,806	$ 5,354,533	$ 5,933,331	$ 6,490,529	$ 6,740,450	$ 6,808,090	$ 7,343,348	$ 7,838,352